Leases (Future Minimum Lease Payments Under Capital and Operating Leases) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Lease Payments Type [Line Items]
Present value of net minimum lease payments	$ 431	[1]
Liabilities Subject to Compromise [Member]
Lease Payments Type [Line Items]
Present value of net minimum lease payments	19
Deferred Rent Credit	201
Accrued liabilities and other liabilities and deferred credits [Member]
Lease Payments Type [Line Items]
Deferred Rent Credit	$ 160

[1]	As of December 31, 2012, included in Liabilities Subject to Compromise on the accompanying consolidated balance sheet is approximately $19 million relating to ground capital leases.